Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Preferred Equity	Limited partners	Limited partners Capital	Limited partners Retained earnings	Limited partners Ownership Changes	Limited partners Accumulated other comprehensive (loss) income	General partner	General partner Capital	General partner Retained earnings	General partner Ownership Changes	General partner Accumulated other comprehensive (loss) income	Redeemable / exchangeable and special limited partnership units Non-controlling interests	Limited partnership units of Brookfield Office Properties Exchange LP Non-controlling interests	Brookfield Property REIT Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2017	$ 35,124	$ 0	$ 7,395	$ 5,613	$ 1,878	$ 140	$ (236)	$ 6	$ 4	$ 2	$ 0	$ 0	$ 14,500	$ 285	$ 0	$ 12,938
Net income	2,074		386		386								662	16		1,010
Other comprehensive income (loss)	(427)		(99)				(99)						(170)	(4)		(154)
Total comprehensive income (loss)	1,647		287		386		(99)						492	12		856
Distributions	(973)		(160)		(160)								(276)	(7)		(530)
Issuance / repurchase of interests in operating subsidiaries	664		(7)	(12)	4	1							9	(2)		664
Exchange of exchangeable units	0		172	155		19	(2)						30	(202)
Ending balance at Jun. 30, 2018	36,462	0	7,687	5,756	2,108	160	(337)	6	4	2	0	0	14,755	86	0	13,928
Beginning balance at Dec. 31, 2018	46,740	0	12,353	8,987	2,234	1,657	(525)	4	4	2	(2)	0	12,740	96	3,091	18,456
Net income	736		203		203								209	2	46	276
Other comprehensive income (loss)	(14)		(11)				(11)						(11)		(2)	10
Total comprehensive income (loss)	722		192		203		(11)						198	2	44	286
Distributions	(2,387)		(281)		(281)								(289)	(2)	(63)	(1,752)
Preferred distributions	(3)	0	(3)		(3)
Issuance / repurchase of interests in operating subsidiaries	(1,156)	178	(176)	(333)	67	90							37	1	(92)	(1,104)
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		674	445		229									(674)
Change in relative interests of non-controlling interests	0		(120)			(100)	(20)						128		(8)
Ending balance at Jun. 30, 2019	$ 43,916	$ 178	$ 12,640	$ 9,100	$ 2,220	$ 1,876	$ (556)	$ 4	$ 4	$ 2	$ (2)	$ 0	$ 12,814	$ 96	$ 2,298	$ 15,886